Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance at the beginning of the period	$ 319.0	$ 290.8	$ 290.8	$ 306.6
Acquisition costs deferred			460.0	398.3
Amortization of deferred acquisition costs	(192.9)	$ (216.5)	(431.8)	(414.1)	$ (465.7)
Balance at the end of the period	$ 353.1		$ 319.0	$ 290.8	$ 306.6